CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Ordinary shares, par value per share (in Dollars per share) | $ / shares		$ 0.0009			$ 0.0009
Ordinary shares, shares authorized		22,222,222,000			22,222,222,000
Ordinary shares, shares issued		1,848,711,000	[1]		97,120,000
Ordinary shares, shares outstanding		1,848,711,000	[2]		97,120,000
Related Party
Due to related party (in Dollars) | $		$ 0			$ 186
Do to related party | $		$ 1			$ 0
Convertible Series A Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	₪ 0.09			₪ 0.09
Preferred shares, shares authorized		0			56,667
Preferred shares, shares issued		0			43,121
Preferred shares, shares outstanding		0			43,121
Convertible Series A-1 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	0.09			0.09
Preferred shares, shares authorized		0			13,334
Preferred shares, shares issued		0			10,136
Preferred shares, shares outstanding		0			10,136
Convertible Series A-2 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	0.09			0.09
Preferred shares, shares authorized		0			22,223
Preferred shares, shares issued		0			5,051
Preferred shares, shares outstanding		0			5,051
Convertible Series A-3 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	0.09			0.09
Preferred shares, shares authorized		0			8,889
Preferred shares, shares issued		0			7,037
Preferred shares, shares outstanding		0			7,037
Convertible Series A-4 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	₪ 0.09			₪ 0.09
Preferred shares, shares authorized		0			90,556
Preferred shares, shares issued		0			2,413	[3]
Preferred shares, shares outstanding		0			2,413	[3]

[1]	Net of 421 treasury shares held by the Company as of December 31, 2024
[2]	Net of 421 treasury shares held by the Company as of December 31, 2024
[3]	Net of 13,458 treasury shares held by the Chinese Subsidiary as of December 31, 2023